MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 72.4%
Aerospace & Defense - 2.3%
Lockheed Martin Corporation	13,239	$5,843,695
Auto Components - 2.7%
Tenneco, Inc. - Class A (a)	379,581	6,953,924
Chemicals - 3.7%
Dow, Inc.	146,575	9,339,759
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. - Class B (a)	25,338	8,942,034
Energy Equipment & Services - 3.3%
Schlumberger Ltd. (b)	203,691	8,414,475
Equity Real Estate Investment Trusts - 0.8%
Equity Commonwealth (a)	74,506	2,101,814
Health Care Providers & Services - 12.0%
CVS Health Corporation	72,342	7,321,734
McKesson Corporation	48,133	14,734,955
UnitedHealth Group, Inc.	16,413	8,370,138
		30,426,827
Household Durables - 3.4%
Lennar Corporation - Class A	44,732	3,630,896
Meritage Homes Corporation (a)	64,156	5,083,080
		8,713,976
Machinery - 1.4%
Wabtec Corporation	37,636	3,619,454
Marine - 3.1%
Kirby Corporation (a)	109,316	7,891,522
Media - 0.2%
Loyalty Ventures, Inc. (a)	33,436	552,697
Metals & Mining - 3.7%
Franco-Nevada Corporation (b)	28,658	4,571,524
Royal Gold, Inc.	34,211	4,833,330
		9,404,854
Oil, Gas & Consumable Fuels - 8.4%
Cameco Corporation (b)	103,694	3,017,496
EQT Corporation (a)	289,530	9,962,727
Occidental Petroleum Corp.	149,800	8,499,652
		21,479,875
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	85,770	6,263,783
Semiconductors & Semiconductor Equipment - 4.7%
Broadcom, Inc.	10,364	6,526,003
Microchip Technology, Inc.	72,456	5,444,344
		11,970,347
Software - 2.4%
Microsoft Corporation	20,208	6,230,328
Technology Hardware & Equipment - 2.9%
MasTec, Inc. (a)	84,615	7,369,967
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	35,896	6,267,801
Thrifts & Mortgage Finance - 1.8%
NMI Holdings, Inc. (a)	218,387	4,503,140
Trading Companies & Distributors - 7.1%
Rush Enterprises, Inc. - Class A	188,000	9,571,080
WESCO International, Inc. (a)	65,594	8,536,403
		18,107,483
Total Common Stocks
(Cost $101,875,255)
		184,397,755

EXCHANGE TRADED FUNDS - 2.6%
Alerian MLP
Total Exchange Traded Funds
(Cost $5,844,395)	175,204	6,710,313

SHORT-TERM INVESTMENT - 25.0%
First American Government Obligations Fund - Class X, 0.19% (c)
Total Short-Term Investment
(Cost $63,523,349)	63,523,349	63,523,349

TOTAL INVESTMENTS
(Cost $171,242,999) - 100.0%		254,631,417
Other Assets & Liabilities, Net - (0.0)%		(26,941)
TOTAL NET ASSETS - 100.0%		$254,604,476

(a) Non-income producing security.
(b) Foreign company.
(c) The rate shown is the annualized seven day effective yield as of March 31, 2022.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$184,397,755	$-	$-	$184,397,755
Exchange Traded Funds	6,710,313	-	-	6,710,313
Short-Term Investment	63,523,349	-	-	63,523,349
Total Investments in Securities	$254,631,417	$-	$-	$254,631,417

Refer to the Schedule of Investments for further information on the classifications of investments.